Postemployment Benefits Postretirement Benefit Plans - Weighted Average Asset Allocation of Plan Assets (Details) - Postretirement Plans	Dec. 28, 2019	Dec. 29, 2018
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	65.00%	65.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	31.00%	27.00%
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	4.00%	8.00%